CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues (Note 13):
Product sales	$ 3,828	$ 4,409	$ 5,449
Services	8,175	7,230	5,911
Total revenues	12,003	11,639	11,360
Cost of revenues
Product sales	1,105	1,508	1,835
Services	2,836	2,693	1,942
Total cost of revenues	3,941	4,201	3,777
Gross profit	8,062	7,438	7,583
Operating expenses:
Research and development, net	1,909	1,547	1,888
Selling and marketing	1,905	2,584	2,863
General and administrative	3,847	3,016	3,618
Total operating expenses	7,661	7,147	8,369
Operating income (loss)	401	291	(786)
Financial income (expenses), net	2		(31)
Capital gain on sale of investment in affiliate	78
Income (loss) before taxes on income	481	291	(817)
Taxes on income, net (Note 10)	10	47	20
Net income (loss) from continuing operations	471	244	(837)
Net loss from discontinued operations	(84)	(68)	(40)
Net income (loss)	$ 387	$ 176	$ (877)
Net earnings (loss) per share:
Basic and diluted net earnings (loss) per Ordinary share from continuing operations	$ 0.11	$ 0.05	$ (0.19)
Basic and diluted net loss per Ordinary share from discontinued operations	$ (0.02)	$ (0.01)	$ (0.01)
Basic and diluted net income (loss) per share	$ 0.09	$ 0.04	$ (0.2)
Weighted average number of Ordinary shares used in computing basic and diluted net earnings (loss) per share	4,459,057	4,459,057	4,458,976